November 13, 2007



Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C.  20549-1004

RE: AEI INCOME & GROWTH FUND 25 LLC
    FILE NO. 000-50609


TO WHOM IT MAY CONCERN:

    Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10QSB for AEI Income & Growth 25 LLC Commission File number: 000-50609.


Sincerely,

AEI Fund Managment
Patrick W. Keene
Chief Financial Officer


333-99677